Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	¥ 92,399	¥ 90,473
Total assets	95,949	90,476
Total liabilities	3,709	4,886
Equity Securities Of Financial Institutions | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	34,339	34,839
Other Equity Securities | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	58,060	55,634
Foreign Exchange Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	342	3
Liabilities, Derivatives	2,161	982
Cross-Currency Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	197
Liabilities, Derivatives	63
Cross-Currency Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	3,011
Liabilities, Derivatives	1,075	2,539
Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Derivatives	410	1,365
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	92,399	90,473
Level 1 | Equity Securities Of Financial Institutions | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	34,339	34,839
Level 1 | Other Equity Securities | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	58,060	55,634
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	3,550	3
Total liabilities	3,709	4,886
Level 2 | Foreign Exchange Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	342	3
Liabilities, Derivatives	2,161	982
Level 2 | Cross-Currency Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	197
Liabilities, Derivatives	63
Level 2 | Cross-Currency Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	3,011
Liabilities, Derivatives	1,075	2,539
Level 2 | Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Derivatives	¥ 410	¥ 1,365